5 TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE RECEIVABLES

5       TRADE RECEIVABLES

		Consolidated
	12/31/2019	12/31/2018
Trade receivables
Third parties
Domestic market	1,118,632	1,369,396
Foreign market	1,003,905	852,821
	2,122,537	2,222,217
Allowance for doubtful debts	(245,194)	(237,352)
	1,877,343	1,984,865
Related Parties (note 18 b)	170,588	93,317
	2,047,931	2,078,182

The Company  performs operations relating to assignment of receivables without co-obligation in which, after assigning the customer’s trade notes/bills and receiving the amounts from each transaction closed, CSN settles the trade receivables and becomes entirely free of the credit risk on the transaction. In the consolidated, this transaction totals R$51,161 as of December 31, 2019 (R$46,210 as of December 31, 2018).

The breakdown of gross trade receivables from third parties is as follows:

		Consolidated
	12/31/2019	12/31/2018
Current	1,739,746	1,514,847
Past-due up to 30 days	132,845	177,287
Past-due up to 180 days	23,877	47,684
Past-due over 180 days	226,069	482,399
	2,122,537	2,222,217

The movements in the Group’s allowance for doubtful debts are as follows

	Consolidated
	12/31/2019	12/31/2018
Opening balance	(237,352)	(191,979)
Expected credit losses	(43,313)	(53,706)
Recovery of receivables	35,471	8,333
Closing balance	(245,194)	(237,352)